Investment Properties - Summary of Investment Properties and Changes in Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 208,286	₩ 212,784
Disposal	0	(208)
Depreciation	(493)	(486)	₩ (1,386)
Others	(22,266)	(3,804)
Endings balance	185,527	208,286	212,784
Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	214,658
Endings balance	192,637	214,658
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(6,351)
Endings balance	(7,088)	(6,351)
Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	(21)	(30)
Disposal	0	0
Depreciation	1	1
Others	(2)	8
Endings balance	(22)	(21)	(30)
Investment property - Land
Disclosure of detailed information about investment property [line items]
Beginning balance	194,417
Endings balance	172,594	194,417
Investment property - Land | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [line items]
Beginning balance	194,417	201,605
Disposal	0	(208)
Depreciation	0	0
Others	(21,823)	(6,980)
Endings balance	172,594	194,417	201,605
Investment property - Land | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	194,417
Endings balance	172,594	194,417
Investment property - Land | Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	0
Endings balance	0	0
Investment property - Land | Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	0
Endings balance	0	0
Investment property - Buildings
Disclosure of detailed information about investment property [line items]
Beginning balance	13,869
Endings balance	12,933	13,869
Investment property - Buildings | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [line items]
Beginning balance	13,890	11,209
Disposal	0	0
Depreciation	(494)	(487)
Others	(441)	3,168
Endings balance	12,955	13,890	₩ 11,209
Investment property - Buildings | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	20,241
Endings balance	20,043	20,241
Investment property - Buildings | Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(6,351)
Endings balance	(7,088)	(6,351)
Investment property - Buildings | Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	(21)
Endings balance	₩ (22)	₩ (21)